Schedule of Consolidated Financial Statements (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 26, 2017
Current assets:
Cash and cash equivalents	¥ 144,511	¥ 117,472	¥ 243,392
Restricted cash	5,000
Short-term investments	226	35,423
Accounts receivable, net	1,145,752	982,479
Prepayments and other current assets	60,059	45,436
Total current assets	1,355,548	1,180,810
Non-current assets:
Restricted cash	21,086	5,000
Property, equipment and leasehold improvement, net	831	1,368
Intangible assets, net	3,850	5,950
Right-of-use assets	6,453	5,653
Goodwill	84,609	84,609		¥ 84,600
Other non-current assets	2,477	4,530
Total non-current assets	119,306	107,110
TOTAL ASSETS	1,474,854	1,287,920
Current liabilities:
Accounts payable	842,728	725,815
Short-term borrowings	80,500	30,000
Contract liabilities	1,044	1,781
Salary and welfare benefits payable	83,686	80,377
Tax payable	22,657	12,011
Accrued expenses and other current liabilities	19,206	25,248
Short-term lease liabilities	4,727	3,037
Total current liabilities	1,105,174	878,269
Non-current liabilities:
Deferred tax liabilities	963	1,488
Long-term lease liabilities	801	2,137
Deferred revenue	1,432	1,432
Total non-current liabilities	14,508	53,900
TOTAL LIABILITIES	1,119,682	932,169
Related Party [Member]
Current liabilities:
Amounts due to intra-Group companies	50,626
Subsidiaries [Member]
Current assets:
Cash and cash equivalents	54,927	31,958
Restricted cash	5,000
Short-term investments	226	3,000
Accounts receivable, net	821,560	781,857
Prepayments and other current assets	53,827	31,575
Total current assets	938,489	851,406
Non-current assets:
Restricted cash		5,000
Property, equipment and leasehold improvement, net	777	1,239
Intangible assets, net	3,850	5,950
Right-of-use assets	6,453	5,653
Goodwill	84,609	84,609
Other non-current assets		225
Total non-current assets	95,689	102,676
TOTAL ASSETS	1,034,178	954,082
Current liabilities:
Accounts payable	622,496	551,214
Short-term borrowings	39,800	10,000
Contract liabilities	3	125
Salary and welfare benefits payable	64,127	60,838
Tax payable	12,099	7,077
Accrued expenses and other current liabilities	13,028	17,166
Short-term lease liabilities	4,727	3,037
Total current liabilities	1,003,704	798,513
Non-current liabilities:
Deferred tax liabilities	963	1,488
Long-term lease liabilities	801	2,137
Amounts due to related party	225,128	230,705
Deferred revenue	1,432	1,432
Total non-current liabilities	228,324	281,573
TOTAL LIABILITIES	1,232,028	1,080,086
Subsidiaries [Member] | Intra Group Companies [Member]
Current assets:
Amounts due from intra-Group companies	2,949	3,016
Current liabilities:
Amounts due to intra-Group companies	196,798	149,056
Subsidiaries [Member] | Related Party [Member]
Current liabilities:
Amounts due to intra-Group companies	50,626
Non-current liabilities:
Amounts due to related party		¥ 45,811